SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS

Basis of preparation – These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Amounts in the consolidated financial statements are stated in millions of Russian Rubles (“RUB million”), unless indicated otherwise.

These consolidated financial statements have been prepared on the assumption that the Group is a going concern and will continue in operation for the foreseeable future.

Basis of consolidation – The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved only where the Company has power over the entity, is exposed and has rights to variable returns, and is able to use the power to affect its amount of variable returns. The results of the controlled entities acquired or disposed of during the reporting period are included in the consolidated financial statements from the date the Group achieves control over the entity, or until the date on which the Company ceases to control the entity. If necessary, the accounting policies of controlled entities are aligned with the accounting policy applied by the Group. All intra-group balances, income, expenses and cash flows are eliminated on consolidation.

Effective ownership interests in the Group’s significant subsidiaries were the following:

	Accounting	December 31,	December 31,
	method	2018	2017
RTC	Consolidated	100.0%	100.0%
Vodafone Ukraine (VF Ukraine)	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 11)	Consolidated	100.0%	100.0%
Sibintertelecom	Consolidated	100.0%	100.0%
NVision Group	Consolidated	100.0%	100.0%
Sitronics Telecom Solutions	Consolidated	100.0%	100.0%
NVision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
Bashkortostan Cellular Communications (BCC)(1)	Consolidated	—	100.0%
Praliss Enterprises Limited	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland)	Consolidated	100.0%	—
IT Grad	Consolidated	100.0%	—
Metro-Telecom	Consolidated	95.0%	95.0%
MGTS Group	Consolidated	94.7%	94.7%
MTS Armenia	Consolidated	80.0%	80.0%
Kulturnaya Sluzhba (Ponominalu)	Consolidated	78.2%	—
Navigation Information Systems Group	Consolidated	77.7%	77.7%
MTS Bank (Note 5)	Consolidated	55.4%	26.6%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited(2) (“MTS International”)	Consolidated	SE	SE
MTS Belarus (Note 16)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
OZON Holdings Limited (Note 16)	Equity	18.7%	11.2%
YOUDO Web Technologies (Note 16)	Equity	13.7%	—
(1)	A wholly-owned subsidiary, through which the Group repurchases its own shares.
(2)	Merged with MTS PJSC on November 15, 2018
(3)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 and USD 500 million 5.0% notes due in 2023, respectively (Note 15). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Acquisitions from entities under common control – Business combinations arising from transfers of interests in entities that are under common control with the Group are consolidated prospectively starting from the date that the control over those entities is passed to the Group. The assets and liabilities acquired are recognized at the carrying values recorded previously in the counterparty’s financial statements, with the resulting gain or loss recognized directly in equity.

Joint operations – The Group has joint operations with Megafon and Vimpelcom, relating to the construction of LTE base stations. Joint operations are characterized by the fact that the operators that have joint control over the arrangement each have both a right to the assets, and obligations for the liabilities, according to the arrangement. Respectively, each operator accounts for its share of the joint assets and its agreed share of any liabilities, and recognizes its share of the output, revenues and expenses incurred under the arrangement.

Functional currency translation methodology – As of December 31, 2018, the functional currencies of Group entities were as follows:

•	For entities incorporated in the Russian Federation, Dega and MTS International – the Russian Ruble (“RUB”);
•	For VF Ukraine – the Ukrainian Hryvna;
•	For MTS Armenia – the Armenian Dram;
•	For MTS Turkmenistan – the Turkmenian Manat;
•	For MTS Belarus – the Belarusian Ruble;
•	For NVision Czech Republic – the Czech Crown.

Foreign-currency transactions are translated into the functional currency at the exchange rates at the dates of the transactions. At the reporting date, monetary items denominated in foreign currencies are translated at the closing rate, whereas non-monetary items are stated at the exchange rate at the date of their recognition. Exchange rate differences are recognized in profit or loss.

For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars (“USD”) at the period-end exchange rate set by local central banks. Subsequently, U.S. Dollars balances have been translated into Russian Rubles at the period-end exchange rate set by the Central Bank of Russia. Revenues and expenses have been translated at the average exchange rate for the period using the cross-currency exchange rate via  the U.S. Dollar as described above. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Standards, interpretations and amendments adopted on January 1, 2018

Starting from January 1, 2018 the Group has applied IFRS 9, “Financial Instruments”, IFRS 15, “Revenue from Contracts with Customers”, and IFRS 16, “Leases”.

IFRS 9, “Financial Instruments” – IFRS 9 replaces the existing standard IAS 39 in regulating the classification and measurement of financial assets and liabilities and requires certain additional disclosures. The primary changes relate to the assessment of hedging arrangements and provisioning for potential future credit losses on financial assets as well as recognition of modification gain or loss for all revisions of estimated payments or receipts, including changes in cash flows arising from a modification or exchange of a financial liability, that does not result in its derecognition.

Resulting from the adoption of the IFRS 9 standard, the Group recognized RUB 3.0 billion (RUB 2.4 billion net of tax) gain relating to modification of its financial liabilities , which did not result in extinguishment of the original liabilities, and RUB 1.2 billion (1.0 billion net of tax) loss related to expected losses on financial assets.

The new guidance on the classification of financial assets did not results in any changes in the measurement and presentation of the Group’s financial assets. The following table compares the classification of financial assets in accordance with IFRS 9 and IAS 39:

	Classification
			December 31,	January 1,
	IAS 39	IFRS 9	2017	2018
Trade and other receivables	Loans and receivables	At amortized cost	28,017	28,017
Accounts receivable, related parties	Loans and receivables	At amortized cost	11,358	11,358
Cash and Cash equivalents	At amortized cost	At amortized cost	30,586	30,586
Assets in Sistema Capital trust management	At fair value through profit or loss	At fair value through profit or loss	9,600	9,600
Notes	Available-for-sale	At fair value through OCI	57	57
Cross-currency swap designated as cash flow hedge	At fair value through OCI	At fair value through OCI	8,403	8,403
Bank deposits	Loans and receivables	At amortized cost	27,836	27,836
Loans	Loans and receivables	At amortized cost	5,415	4,935
Notes	Loans and receivables	At amortized cost	8,480	8,480
Other	Loans and receivables	At amortized cost	1,810	1,810
Total			131,562	131,082

The Group recognized the cumulative effect arising from the transition to IFRS 9 as an adjustment to the opening balance of equity. Prior period comparatives have not been restated.

IFRS 15, “Revenue from Contracts with Customers” – The standard establishes a single comprehensive framework for the determination and recognition of revenue to be applied to all contracts with customers. IFRS 15 replaces the existing standards IAS 18, “Revenue”, and IAS 11, “Construction Contracts”. The core principle of IFRS 15 is that an entity should recognize revenue to accurately reflect the transfer of promised goods or services to customers in an amount that is equal to the consideration to which the entity expects to be entitled in exchange for those goods or services.

The most significant impact of the adoption of IFRS 15 on the Group’s consolidated financial statements related to the deferral of certain incremental costs, which were incurred in acquiring or fullfilling a contracts with a customers.

The Group utilized the option for simplified initial application, meaning that those contracts that were not completed by January 1, 2018 were recognized as if they had been accounted for under IFRS 15 from the very beginning. The cumulative effect arising from the transition amounted to RUB 3.1 billion gain (2.5 billion net of tax) and was recognized as an adjustment to the opening balance of equity. The prior period comparatives were not restated.

The effects of implementation of IFRS 15 on the Group financial statements as of December 31, 2018 are summarized in Note 3.

IFRS 16, “Leases” – The standard requires lessees to recognize assets and liabilities for all leases and to present the rights and obligations associated with these leases in the statement of financial position. The standard also includes a new definition of a lease and requirements for its presentation, new disclosures requirements and changes in the accounting for sale and leaseback transactions.

The Group elected for an early adoption of the IFRS 16 standard effective as of January 1, 2018 concurrent with the adoption of the new IFRS 15 standard on revenue recognition.

In applying IFRS 16 for the first time, the Group used the following practical expedients permitted by the standard:

•	Relief from the requirement to reassess whether a contract is, or contains the lease for contracts existing as of january 1, 2018;
•	The use of a single discount rate to a portfolio of leases with reasonably similar characteristics; reliance on previous assessments on whether leases are onerous;
•	Exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application, and
•	Use of hindsight in determining the lease term if the contract contains options to extend or terminate the lease.

As a result of the application of the IFRS 16 standard the Group has recognised an additional lease liability and right-of-use assets in the amount of RUB 141 billion. On initial application the balance relating to leased equipment previously included in property, plant and equipment was reclassified to right-of-use assets. The lease liability previously presented within borrowings has been presented separately.

As of January 1, 2018 the weighted average borrowing rate applied by the Group to discount its lease liabilities amounted to 8.83%.

The reconciliation between the operating lease commitments disclosed under IAS 17 as of December 31, 2017 discounted at the weighted average rate and lease liability recognized under IFRS 16 at January 1, 2018 is presented below:

January 1, 2018
Operating lease commitments	15,135
Operating lease commitments discounted at 8.83%	10,530
Lease liability under IFRS 16	148,897
Difference	138,367
Thereof:
Finance lease liability recognized at December 31, 2017	11,056
Lease liability related to exclusive right to use trademark	1,808
Extention options reasonably certain to be exercised	125,503

The most significant difference between the discounted value of the operating lease commitments as of December 31, 2017 and the value of lease liability under IFRS 16 recognised at January 1, 2018, pertains to the requirements of the previously applied standard IAS 17 that in determining its lease operating commitments, the Group only considers future payments under the non-cancellable period of leases. Under the new lease standard, when determining a lease liability, the Group is required to consider existing extension options which are reasonably certain to be exercised.

Prior period comparatives were not restated. Lease liabilities as of December 31, 2017 include financial lease obligations recognized in accordance with IAS 17 Leases.

Other standards, interpretations and amendments adopted by the Group on January 1, 2018 had no effect on the Group’s consolidated financial statements.

Standards, interpretations and amendments in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures (1)
IFRIC 23	Uncertainty over Income Tax Treatments (1)
Amendments to IFRS 9	Prepayment Features With Negative Compensation (1)
Amendments IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle (1)
Amendments to Conceptual Framework	Conceptual Framework in IFRS standards (2)
IFRS 17	Insurance Contracts (3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (4)
(1)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2020, with earlier application permitted.
(3)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(4)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.

These IFRS pronouncements are not expected to have a material impact on the Group's consolidated financial statements.